Offerings	May 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes due 2037
Amount Registered | shares	400,000,000
Proposed Maximum Offering Price per Unit	0.99709
Maximum Aggregate Offering Price	$ 398,836,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,079.25
Offering Note	(a) The registration fee of $55,079.25 is calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrants' registration statement on Form S-3 filed with the Securities and Exchange Commission on February 25, 2026 (File Nos. 333-293726 and 333-293726-01), was deferred pursuant to Rules 456(b) and 457(r) of the Securities Act, and is paid herewith. This registration fee table shall be deemed to update the "Calculation of Registration Fee" table in such registration statement. (b) The Maximum Aggregate Offering Price represents the aggregate principal amount of the 5.300% Senior Notes due 2037 multiplied by the Proposed Maximum Offering Price Per Unit, before deducting underwriting discounts and commissions and estimated offering expenses.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.300% Senior Notes due 2037
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(n) promulgated under the Securities Act, no separate filing fee is required for the guarantee.